Equipment on Operating Leases - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Operating Lease Income [Abstract]
Operating lease income	¥ 1,152,964	¥ 1,134,898